Commitments and Contingencies - Probable losses (Details) - Legal Proceedings, Probable Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Beginning balance	R$ 1,366	R$ 251
Additions	1,256	809
Business combination	4	599
Reversals	(1,228)	(293)
Ending balance	1,398	1,366
Civil
Commitments and contingencies
Beginning balance	465	0
Additions	262	564
Reversals	(393)	(99)
Ending balance	334	465
Labor
Commitments and contingencies
Beginning balance	52	122
Additions	720	108
Business combination	4
Reversals	(479)	(178)
Ending balance	297	52
Taxes
Commitments and contingencies
Beginning balance	849	129
Additions	274	137
Business combination		599
Reversals	(356)	(16)
Ending balance	R$ 767	R$ 849